Stockholders’ (Deficit) Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Fair Value of Options Granted Black-Scholes-Merton Model

The assumptions used to determine the fair value of options granted in the six months ended June 30, 2025 using the Black-Scholes-Merton option model are as follows:

Dividend yield	-%
Risk-free interest rate	4.0 to 4.5%
Expected volatility	93.4 to 105.1%
Expected term in years	5.0 to 6.0

The assumptions used to determine the fair value of options granted in the six months ended June 30, 2024 using the Black-Scholes-Merton model are as follows:

Dividend yield	-%
Risk-free interest rate	3.62 to 4.23%
Expected volatility	100%
Expected term in years	6 to 6.5

The assumptions used to determine the fair value of options granted in the year ended December 31, 2023, using the Black-Scholes-Merton model are as follows:

Dividend yield	-%
Risk-free interest rate	3.62 to 4.23%
Expected volatility (weighted-average and range, if applicable)	100%
Expected term	6 to 6.5 years

Schedule of Stock Option and Related Information

A summary of the Company’s stock option activities and related information for the six months ended June 30, 2025 is as follows:

Stock Option	No. of Stock Option	Weighted-Average Grant Date Fair Value Per Stock Option	Weighted-Average Remaining Contractual Life (in Years)
Balance, January 1, 2025	105,090	$98.6	7.8
Granted	150,934	7.8	9.7
Forfeited	(95,183)
Balance, June 30, 2025	160,841	$32.7	9.0
Vested and expected to vest June 30, 2025	160,841	$32.7	9.0

A summary of the Company’s stock option activities and related information for the year ended December 31, 2024 is as follows:

Stock Option	No. of Stock Option	Weighted- Average Grant Date Fair Value Per Stock Option	Weighted- Average Remaining Contractual Life (in Years)
January 01, 2024	114,301	$108.62	1.65
Granted	-	-	-
Exercised	-	-
Expired	-	-	-
Cancelled / Forfeited	(9,211)	(76.60)	-
December 31, 2024	105,090	$98.55	0.65

A summary of the Company’s stock option activities and related information for the year ended December 31, 2023 is as follows:

Stock Option	No. of Stock Option	Weighted- Average Grant Date Fair Value Per Stock Option	Weighted- Average Remaining Contractual Life (in Years)
January 01, 2023	108,500	$105.80	2.02
Granted	16,837	20.54	1.28
Exercised	-	-	-
Expired	-	-	-
Cancelled / Forfeited	(11,036)	(53.46)	-
December 31, 2023	114,301	$108.62	1.65

Schedule of Options Outstanding

The following options were outstanding as of June 30, 2025, at their respective exercise price:

Exercise Price Options Outstanding	June 30, 2025
$2.22	23,781
$6.30	5,731
$6.40	7,326
$8.00	32,700
$9.68	46,512
$31.20	10,466
$62.54	6,825
$133.40	27,500
Total	160,841

The following options were outstanding at their respective exercise price:

Exercise price options outstanding	December 31, 2024	December 31, 2023
$31.20	18,265	18,826
$51.60	17,500	17,500
$80.00	6,825	15,475
$133.40	62,500	62,500
Total	105,090	114,301

Schedule of Restricted Stock Units

A summary of the Company’s RSU activities and related information for the six months ended June 30, 2025 is as follows:

Restricted Stock Units	No. of RSU	Weighted-Average Grant Date Fair Value Per RSU	Weighted-Average Remaining Contractual Life (in Years)
Balance, January 1, 2025	8,583	$26.20	1.0
Exercised	(4,292)
Forfeited	(2,843)
Balance, June 30, 2025	1,448	$26.20	0.5

A summary of the Company’s RSU activities and related information for the year ended December 31, 2024 is as follows:

Restricted Stock Units	No. of RSU	Weighted- Average Grant Date Fair Value Per RSU	Weighted- Average Remaining Contractual Life (in Years)
January 01, 2024	16,175	$26.20	2.00
Granted	-	-	-
Vested	(5,392)	26.20	-
Expired	-	-
Cancelled / Forfeited	(2,200)	26.20	-
December 31, 2024	8,583	26.20	1.00

A summary of the Company’s RSU activities and related information for the year ended December 31, 2023 is as follows:

Restricted Stock Units	No. of RSU	Weighted- Average Grant Date Fair Value Per RSU	Weighted- Average Remaining Contractual Life (in Years)
January 01, 2023	-	$-	-
Granted	80,001	19.72	2.00
Vested	(63,311)	(18.02)	-
Expired			-
Cancelled / Forfeited	(515)	(26.20)	-
December 31, 2023	16,175	$26.20	2.00

Schedule of Exercise Price of Restricted Stock Units	The following RSU were outstanding at their respective vest price:
Vest price RSU outstanding	December 31, 2024	December 31, 2023
$26.20	8,583	16,175
Total	8,583	16,175